Cover Page	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	Synalloy Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19687
Entity Tax Identification Number	57-0426694
Entity Address, Address Line One	4510 Cox Road,
Entity Address, Address Line Two	Suite 201,
Entity Address, City or Town	Richmond,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	822-3260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	SYNL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000095953
Amendment Flag	false
Document Information [Line Items]
Current Fiscal Year End Date	--12-31